Grants (Tables)	12 Months Ended
Dec. 31, 2018
Grants
Summary of details of grants

	Thousands of Euros
	31/12/2018	31/12/2017
Capital grants	11,149	11,010
Interest rate grants (preference loans) (See note 20 (e))	696	812
	11,845	11,822